STOCK BASED COMPENSATION - Activity Narrative (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 01, 2017	Jan. 28, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
STOCK BASED COMPENSATION
Exercise price of options issued (in dollars per share)						$ 0.97		$ 1.00
Expected dividend yield								$ 0
Share based compensation			$ 336,728		$ 0	$ 681,188	$ 0	191,205	$ 0
Unvested share based compensation			471,389			$ 471,389		$ 60,510	$ 0
Options issued						1,425,000		275,000
Chief Operating Officer
STOCK BASED COMPENSATION
Exercise price of options issued (in dollars per share)		$ 1.00
Options issued		875,000		250,000
Chief Operating Officer | Tranche One
STOCK BASED COMPENSATION
Vesting		125,000
Chief Operating Officer | Tranche Two | Forecast
STOCK BASED COMPENSATION
Vesting	750,000
Chief Financial Officer
STOCK BASED COMPENSATION
Options issued				875,000
Options
STOCK BASED COMPENSATION
Exercise price of options issued (in dollars per share)				$ 1.00
Expiration period								3 years
Minimum volatility (as a percent)						201.00%		158.00%
Maximum volatility (as a percent)						214.00%		188.00%
Dividend yield (as a percent)						0.00%		0.00%
Minimum risk free interest rate (as a percent)						1.22%		0.70%
Maximum risk free interest rate (as a percent)						1.31%		1.23%
Expected dividend yield			$ 0
Options issued				1,125,000